Acquisitions	12 Months Ended
Oct. 31, 2019
Acquisitions [Abstract]
Acquisitions
38 Acquisitions

Summary of acquisitions

				Consideration
	Carrying value at acquisition	Fair value adjustments	Goodwill	Shares	Cash	Total
	$m	$m	$m	$m	$m	$m

Acquisitions in the 12 months ended October 31, 2019:
Interset Software Inc.	0.9	61.3	26.8	-	89.0	89.0
	0.9	61.3	26.8	-	89.0	89.0

Acquisitions in the 18 months ended October 31, 2018:
HPE Software business	(2,487.8)	4,143.7	4,858.3	6,514.2	-	6,514.2
COBOL-IT	(3.0)	14.0	5.6	-	16.7	16.7
	(2,490.8)	4,157.7	4,863.9	6,514.2	16.7	6,530.9

	(2,489.8)	4,219.0	4,890.7	6,514.2	105.7	6,619.9

Acquisitions in the 12 months ended October 31, 2019:

1	Acquisition of Interset Software Inc.
On February 15, 2019, the Group completed the acquisition of Interset Software Inc. (“Interset”), a worldwide leader in security analytics software that provides highly intelligent and accurate cyber-threat protection. The addition of this predictive analytics technology adds depth to Micro Focus’ Security, Risk & Governance portfolio, and aligns with the Company’s strategy to help customers quickly and accurately validate and assess risk as they digitally transform their businesses.

Consideration of $89.0m consists of a completion payment of $85.0m, working capital adjustments and net cash adjustments. The Group has not presented the full IFRS 3 “Business Combinations” disclosures as this acquisition is not material to the Group, given that it was an acquisition of a business with a carrying value of $5.5m of assets and $4.6m of liabilities.

A provisional fair value review was carried out on the assets and liabilities of the acquired business, resulting in the identification of intangible assets. Adjustments to the provisional fair values have been recorded in the period which has reduced the amount of Goodwill recognized by $7.4m. At the time these consolidated financial statements were authorised for issue, the Group had not yet fully completed its assessment of the Interset Software Inc. acquisition.

The fair value review will be finalised in the 12-month period following completion.

		Carrying value at acquisition	Fair value adjustments	Fair value
	Note	$m	$m	$m
Intangible assets – purchased [1]	11	-	61.2	61.2
Property, plant and equipment	12	0.3	-	0.3
Other non-current assets		0.2	-	0.2
Trade and other receivables		3.8	-	3.8
Cash and cash equivalent		1.2	-	1.2
Trade and other payables		(1.5)	-	(1.5)
Finance leases obligations – short-term		(0.1)	-	(0.1)
Provisions – short-term	24	(0.7)	-	(0.7)
Deferred income – short-term [2]		(2.1)	0.1	(2.0)
Deferred income – long-term [2]		(0.2)	-	(0.2)
Net assets		0.9	61.3	62.2
Goodwill (note 10)				26.8
Consideration				89.0

Consideration satisfied by:
Cash				89.0

The fair value adjustments relate to:
1
Purchased intangible assets of $61.2m ($44.5m Technology, $4.2m Trade names, $12.5m Customer Relationships) have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of Interset.

2	Deferred income has been valued taking account of the remaining performance obligations.

The value of the goodwill represents the value of the assembled workforce at the time of the acquisition with specific knowledge and technical skills. It also represents the prospective future economic benefits that are expected to accrue from enhancing the portfolio of products available to the Company’s existing customer base with those of the acquired business.

Acquisitions in the year ended October 31, 2018:

1	Acquisition of the HPE Software business
On September 1, 2017, the Company completed the acquisition of HPE’s software business (“HPE Software”) by way of merger with a wholly owned subsidiary of HPE incorporated to hold the business of HPE Software in accordance with the terms of the previously announced merger agreement (“Completion”). Accordingly, on Admission, American Depositary Shares representing 222,166,897 Consideration Shares were issued to HPE Shareholders, representing 50.1% of the fully diluted share capital of the Company. The fair value of the ordinary shares issued was based on the listed share price of the Company as of August 31, 2017 of $6.5 billion. The costs of acquiring the HPE Software business of $70.1m are included in exceptional items (note 4) and include costs relating to due diligence work, legal work on the acquisition agreement and professional advisors on the transaction.

There was judgment used in identifying who the accounting acquirer was in the acquisition of the HPE Software business, as the resulting shareholdings were not definitive to identify the entity, which obtains control in the transaction. The Group considered the other factors laid down in IFRS, such as the composition of the governing body of the combined entity, composition of senior management of the combined entity, the entity that issued equity interest, terms of exchange of equity interests, the entity which initiated the combination, relative size of each entity, the existence of a large minority voting interest in the combined entity and other factors (e.g. location of headquarters of the combined entity and entity name). The conclusion of this assessment is that the Company is the accounting acquirer of the HPE Software business, and the acquisition accounting, as set out below, has been performed on this basis.

Details of the net assets acquired and goodwill are as follows:

		Carrying value at acquisition	Fair value adjustments	Fair value
	Note	$m	$m	$m
Intangible assets	11	72.8	6,467.0	6,539.8
Property, plant and equipment	12	160.1	-	160.1
Other non-current assets		41.9	-	41.9
Inventories		0.2	-	0.2
Trade and other receivables		721.2	-	721.2
Current tax recoverable		0.5	-	0.5
Cash and cash equivalents		320.7	-	320.7
Trade and other payables		(686.8)	1.6	(685.2)
Current tax liabilities		(9.9)	-	(9.9)
Borrowings		(2,547.6)	-	(2,547.6)
Short-term provisions	24	(30.2)	-	(30.2)
Short-term deferred income [2]		(701.2)	58.0	(643.2)
Long-term deferred income [2]		(116.9)	8.7	(108.2)
Long-term provisions	24	(39.0)	-	(39.0)
Retirement benefit obligations	25	(71.5)	-	(71.5)
Other non-current liabilities		(52.3)	12.1	(40.2)
Deferred tax assets/(liabilities) [3]		450.2	(2,403.7)	(1,953.5)
Net (liabilities)/assets		(2,487.8)	4,143.7	1,655.9
Goodwill	10	-		4,858.3
Consideration				6,514.2

Consideration satisfied by:
Shares				6,514.2

The Group has used acquisition accounting for the purchase and the goodwill arising on consolidation of $4,858.3m has been capitalized. The Group made a repayment of working capital in respect of the HPE Software business acquisition of $225.8m in the period.

Trade and other receivables are net of a provision for impairment of trade receivables of $21.5m.

A fair value review has been carried out on the assets and liabilities of the acquired business, resulting in the identification of intangible assets.

The fair value adjustments include:

[1]
Purchased intangible assets have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of the HPE Software business;

[2]	Deferred income has been valued taking account of the remaining performance obligations; and
[3]	A deferred tax liability has been established relating to the purchase of intangibles.

The purchased intangible assets acquired as part of the acquisition can be analyzed as follows (note 11):

Fair value
$m
Technology	1,809.0
Customer relationships	4,480.0
Trade names	163.0
Leases	15.0
6,467.0

The value of the goodwill represents the value of the assembled workforce at the time of the acquisition with specific knowledge and technical skills. It also represents the prospective future economic benefits that are expected to accrue from enhancing the portfolio of products available to the Company’s existing customer base with those of the acquired business.

As a consequence of the HPE Software business transaction, the Group is subject to potentially significant restrictions relating to tax issues that could limit the Group’s ability to undertake certain corporate actions (such as the issuance of Micro Focus shares or Micro Focus ADSs or the undertaking of a merger or consolidation) that otherwise could be advantageous to the Group. The Group is obliged to indemnify HPE for tax liabilities relating to the separation of the HPE Software business from HPE if such liabilities are triggered by actions taken by the Group. The Group has robust procedures in place, including on-going consultation with its tax advisors, to ensure no such triggering actions are taken.

2	Acquisition of COBOL-IT, SAS

On December 1, 2017, the Group completed on the acquisition of COBOL-IT SAS (“COBOL-IT”). COBOL-IT is in the business of designing, editing and commercialization of software, IT devices and related services.

Consideration of $16.7m consists of a completion payment of Euro 11.3m, retention amounts of Euro 2.7m payable at a later date, working capital adjustments and net cash adjustments. The Group did not present the full IFRS 3 “Business Combinations” disclosures as this acquisition was not material to the Group.

A fair value review was carried out on the assets and liabilities of the acquired business, resulting in the identification of intangible assets. The fair value review was finalised in the 12 month period following completion, which ended on November 30, 2018. Goodwill of $5.6m (note 10), deferred tax liabilities of $3.9m, purchased intangibles of $14.0m (note 11) (Purchased Technology $1.5m, Customer relationships $12.3m and Trade names $0.2m) and cash of $1.0m were recorded as a result of the COBOL-IT acquisition and no adjustments were identified.

3	Acquisition of Covertix

On May 15, 2018, the Group entered into an Asset Purchase Agreement (“the agreement”) to acquire certain assets of Covertix, an Israeli company that had entered voluntary liquidation in April 2018. Covertix used their patented solutions to develop and sell security products that offered control and protection of confidential files when shared with both internal and external parties. Prior to entering liquidation Covertix had offices in Israel and the US, with partners in the Netherlands and Singapore.

Under the agreement, the Group paid $2.5m in cash to acquire certain equipment, patents, and licence rights under certain agreements, and seven employees all involved in R&D activities. The purchase completed on July 26, 2018.

Under IFRS 3, the Covertix Ltd. acquisition was considered to be a business combination, however due to the immaterial amount of the transaction, the assets acquired have been recorded at cost and are being amortized over their useful lives within the ledgers of the acquiring entities. The Company did not create a new subsidiary for Covertix and no goodwill has been recorded.

Acquisitions in the year ended April 30, 2017:

1	Acquisition of Serena Software Inc.

On May 2, 2016, the Group acquired the entire share capital of Spartacus Acquisition Holdings Corp. the holding company of Serena Software Inc. (“Serena”) and its subsidiaries for $277.6m, payable in cash at completion. The Group then repaid the outstanding Serena bank borrowings of $316.7m as at May 2, 2016, making the total cash outflow for the Group of $528.5m, net of cash acquired of $65.8m. The transaction costs for the Serena acquisition were $0.9m ($0.5m was incurred in the 12 months ended April 30, 2016).

The acquisition is highly consistent with the Group’s established acquisition strategy and focus on the efficient management of mature infrastructure software products.

Serena is a leading provider of enterprise software focused on providing Application Lifecycle Management products for both mainframe and distributed systems. Whilst Serena is headquartered in San Mateo, California the operations are effectively managed from offices in Hillsboro, Oregon and St. Albans in the United Kingdom. It operates in a further 10 countries. The Serena Group’s customers are typically highly regulated large enterprises, across a variety of sectors including banking, insurance, telco, manufacturing and retail, healthcare and government.

Serena was integrated into the Micro Focus Product Portfolio and the revenues reported in the Development and IT Operations Management Tools sub-portfolio.

The transaction was funded through the Group’s existing cash resources together with additional debt and equity finance arranged through Barclays, HSBC, the Royal Bank of Scotland and Numis Securities. On May 2, 2016, the Group’s existing revolving credit facility was extended from $225m to $375m and the Group raised approximately £158.2m (approximately $225.7m) through a Placing underwritten by Numis Securities incurring $3.0m of costs associated with the Placing in March 2016.

A fair value review was carried out and finalized on the assets and liabilities of the acquired business, resulting in the identification of intangible assets.

The purchased intangible assets acquired as part of the acquisition can be analyzed as follows:

Fair value
$m
Technology	86.1
Customer relationships	210.2
Trade names	21.4
317.7

The value of the goodwill represents the value of the assembled workforce at the time of the acquisition with specific knowledge and technical skills. It also represents the prospective future economic benefits that are expected to accrue from enhancing the portfolio of products available to the Company’s existing customer base with those of the acquired business.

The Group has used acquisition accounting for the purchase and the goodwill arising on consolidation of $379.7m has been capitalized.

Details of the net assets acquired and goodwill are as follows:

	Carrying value at acquisition	Fair value adjustments	Fair value
	$m	$m	$m
Goodwill	462.4	(462.4)	-
Intangible assets - purchased	-	317.7	317.7
Intangible assets[1] - other	0.1	-	0.1
Property, plant and equipment	1.9	-	1.9
Other non-current assets	0.2	-	0.2
Deferred tax asset	15.3	-	15.3
Trade and other receivables	27.4	-	27.4
Cash and cash equivalents	65.8	-	65.8
Trade and other payables	(27.7)	-	(27.7)
Current tax liabilities	(11.8)	-	(11.8)
Borrowings – short term	(4.0)	-	(4.0)
Short-term provisions	(3.2)	-	(3.2)
Short-term deferred income [2]	(72.3)	3.8	(68.5)
Long-term deferred income [2]	(14.9)	0.8	(14.1)
Borrowings – long term	(288.9)	-	(288.9)
Other non-current liabilities	(0.7)	-	(0.7)
Deferred tax liabilities [3]	(2.4)	(109.2)	(111.6)
Net assets/(liabilities)	147.2	(249.3)	(102.1)
Goodwill	-	-	379.7
Consideration	-	-	277.6

Consideration satisfied by:			277.6
Cash			277.6

The fair value adjustments relate to:
[1]
Purchased intangible assets have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of Serena;

[2]	Deferred income has been valued taking account of the remaining performance obligations; and
[3]	A deferred tax liability has been established relating to the purchase of intangibles.

2	Acquisition of GWAVA Inc.

On September 30, 2016, the Group acquired the entire share capital of GWAVA Inc. (“GWAVA”) and its subsidiaries for $16.4m, payable in cash at completion. The transaction costs for the GWAVA acquisition were $1.5m.

The acquisition is highly consistent with the Group’s established acquisition strategy and focus on the efficient management of mature infrastructure software products.

GWAVA is a leading company in email security and enterprise information archiving (“EIA”). GWAVA has approximately 90 employees, based in the US, Canada and Germany. More than a million users across 60 countries rely on its products in over 3,000 customer organizations, supported by GWAVA’s global team, with a further 1,000 GWAVA business partners collaborating closely to ensure successful customer solutions. In addition to GWAVA’s award winning EIA product Retain, GWAVA has a full suite of products to protect, optimize, secure and ensure compliance for customers running Micro Focus GroupWise.

A fair value review was carried out on the assets and liabilities of the acquired business, resulting in the identification of intangible assets.

Details of the net assets acquired and goodwill are as follows:

	Carrying value at acquisition	Fair value adjustments	Fair value
	$m	$m	$m
Intangible assets – purchased[1]	-	5.3	5.3
Intangible assets – other [2]	1.2	(1.2)	-
Property, plant and equipment	0.2	-	0.2
Trade and other receivables	3.0	-	3.0
Cash and cash equivalents	2.4	-	2.4
Trade and other payables	(1.4)	-	(1.4)
Short-term deferred income [3]	(4.0)	0.3	(3.7)
Long-term deferred income [3]	(0.8)	-	(0.8)
Deferred tax liabilities [4]	-	(1.4)	(1.4)
Net assets	0.6	3.0	3.6
Goodwill			12.8
Consideration			16.4

Consideration satisfied by:
Cash			16.4

The fair value adjustments relate to:
[1]
Purchased intangible assets have been valued based on a market participant point of view and the fair value has been based on various characteristics of the product lines and intangible assets of GWAVA Inc.;

[2]	Other intangible assets relating to historic IP has been written down to nil;
[3]	Deferred income has been valued taking account of the remaining performance obligations; and
[4]	A deferred tax liability has been established relating to the purchase of intangibles.

The purchased intangible assets acquired as part of the acquisition can be analyzed as follows:

Fair value
$m
Technology	4.1
Customer relationships	0.5
Trade names	0.7
5.3

The value of the goodwill represents the value of the assembled workforce at the time of the acquisition with specific knowledge and technical skills. It also represents the prospective future economic benefits that are expected to accrue from enhancing the portfolio of products available to the Company’s existing customer base with those of the acquired business.

The Group has used acquisition accounting for the purchase and the goodwill arising on consolidation of $12.8m has been capitalized.

3	Acquisition of OpenATTIC

On November 1, 2016, the Group acquired the OpenATTIC storage management technology and engineering talent from the company it-novum GmbH for a cash consideration of 4.7m Euros ($5.0m). The OpenATTIC technology aligns perfectly with SUSE’s strategy to provide open source, software defined infrastructure solutions for the enterprise and will strengthen SUSE Enterprise Storage solution by adding enterprise grade storage management capabilities to the portfolio. The transaction costs for the OpenATTIC acquisition were $1.2m. OpenATTIC will be included in the Group’s SUSE business disposal.

A fair value review was carried out on the assets and liabilities of the acquired business, resulting in the identification of intangible assets.

Details of the net assets acquired and goodwill are as follows:

	Carrying value at acquisition	Fair value adjustments	Fair value
	$m	$m	$m
Intangible assets – purchased technology	-	5.0	5.0
Net assets	-	5.0	5.0
Goodwill			-
Consideration	-	-	5.0

Consideration satisfied by:
Cash			5.0

4	Acquisition of OpenStack

During the year ended April 30, 2017, the Group acquired purchased technology and talent from HPE for $nil consideration that will expand SUSE’s OpenStack Infrastructure-as-a-Service (“IaaS”) solution and accelerate SUSE’s entry into the growing Cloud Foundry Platform-as-a-Service (“PaaS”) market, subject to regulatory clearances. The last regulatory clearance was received on March 8, 2017 and the deal was completed then. OpenStack will be included in the Group’s SUSE business disposal.

The acquired OpenStack technology assets were integrated into SUSE OpenStack Cloud and the acquired Cloud Foundry and PaaS assets will enable SUSE in the future to bring to market a certified, enterprise-ready SUSE Cloud Foundry PaaS solution for all customers and partners in the SUSE ecosystem. Additionally, SUSE has increased engagement with the Cloud Foundry Foundation, becoming a platinum member and taking a seat on the Cloud Foundry Foundation Board.

As part of the transaction, HPE has named SUSE as its preferred open source partner for Linux, OpenStack IaaS and Cloud Foundry PaaS. HPE’s choice of SUSE as their preferred open source partner further cements SUSE’s reputation for delivering high-quality, enterprise-grade open source solutions and services.